Other Non-current Liabilities - Schedule of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Other Non Current Liabilities [Abstract]
Deferred income	$ 77	$ 407
Other liabilities (related to Hotel Travel Group) (refer note 14)		4,320
Other liabilities (related to business combination) (refer note 7 (a) and 7 (c))	4,513	4,809
Total	$ 4,590	$ 9,536